Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies
Commitments and Contingencies

15.Commitments and Contingencies

(a)Operating Lease Commitments

The Company leases production plant and laboratory under operating leases from its related parties (note 10 (b)). Rental expense amounted to $869 for the year ended December 31, 2014 (2013 - $847, 2012 - $823).

Minimum future rental payments under operating leases to related parties for the years ending December 31 are as follows:

2015	$869
2016	869
2017	869
2018	869
2019	869
Thereafter	9,679
Total minimum future payments	$14,024

(b)Other Commitments

In addition to commitments disclosed in note 22, commitments related to R&D expenditures are $960 as at December 31, 2014.

Commitments related to capital expenditures for the Company’s pneumococcal polysaccharide and varicella vaccine production facilities are approximately $5,528 as at December 31, 2014.